UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2024

Item 1. Report to Stockholders.

(a)

Otter Creek Long/Short Opportunity Fund

Semi-Annual Report
April 30, 2024

Investor Class
(OTCRX)

Institutional Class
(OTTRX)

TABLE OF CONTENTS

Allocation of Portfolio Holdings & Securities Sold Short	3

Schedules of Investments & Securities Sold Short	4

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	16

Expense Examples	23

Additional Information	24

Privacy Notice	25

Otter Creek Long/Short Opportunity Fund

ALLOCATION OF PORTFOLIO HOLDINGS & SECURITIES SOLD SHORT
at April 30, 2024 (Unaudited)

Reflected as a percent of absolute value of investments and securities sold short.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.3%

Aerospace & Defense – 4.9%
Parsons Corp.(a)	90,600	$7,113,006

Apparel Retail – 2.9%
TJX Cos., Inc.	44,800	4,215,232

Application Software – 6.6%
Aspen Technology, Inc.(a)	14,500	2,854,615
Dynatrace, Inc.(a)	32,000	1,449,920
Microsoft Corp.	13,700	5,333,821
		9,638,356
Asset Management & Custody Banks – 1.1%
Blue Owl Capital, Inc. – Class A	80,000	1,511,200

Construction & Engineering – 5.1%
Jacobs Solutions, Inc.	34,206	4,909,587
Quanta Services, Inc.	9,875	2,553,280
		7,462,867
Data Processing & Outsourced Services – 3.4%
Visa, Inc. – Class A	18,433	4,951,288

Electric Utilities – 0.5%
NextEra Energy, Inc.	11,000	736,670

Electrical Components & Equipment – 14.3%
Eaton Corp. PLC	13,700	4,360,162
Hubbell, Inc.	7,250	2,686,270
NEXTracker, Inc. – Class A(a)	91,600	3,919,564
Vertiv Holdings Co. – Class A	106,000	9,858,000
		20,823,996
Electronic Equipment & Instruments – 0.6%
Zebra Technologies Corp. – Class A(a)	2,744	863,153

Electronic Manufacturing Services – 1.0%
Flex Ltd.(a)	52,000	1,489,800

Environmental & Facilities Service – 1.1%
Veralto Corp.	17,000	1,592,560

Financial Exchanges & Data – 2.8%
Intercontinental Exchange, Inc.	20,600	2,652,456
S&P Global, Inc.	3,400	1,413,822
		4,066,278

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 94.3% (Continued)

General Merchandise Stores – 2.7%
Target Corp.	24,000	$3,863,520

Health Care Equipment – 0.5%
Hologic, Inc.(a)	9,269	702,312

Homefurnishing Retail – 0.5%
RH(a)	2,600	642,330

Hotels, Resorts & Cruise Lines – 0.6%
Hilton Worldwide Holdings, Inc.	4,500	887,760

Industrial Conglomerates – 4.2%
GE HealthCare Technologies, Inc.	17,000	1,296,080
General Electric Co.	29,700	4,806,054
		6,102,134
Insurance Brokers – 8.2%
Arthur J Gallagher & Co.	18,500	4,341,765
Brown & Brown, Inc.	35,500	2,894,670
BRP Group, Inc. – Class A(a)	177,194	4,720,448
		11,956,883
Interactive Media & Services – 2.9%
Meta Platforms, Inc. – Class A	9,900	4,258,683

Internet Retail – 5.0%
Amazon.com, Inc.(a)	41,200	7,210,000

Internet Software & Services – 4.9%
Alphabet, Inc. – Class A(a)	43,672	7,108,928

Investment Banking & Brokerage – 1.5%
LPL Financial Holdings, Inc.	8,200	2,206,866

Life Sciences Tools & Services – 4.6%
Avantor, Inc.(a)	112,600	2,728,298
IQVIA Holdings, Inc.(a)	17,000	3,940,090
		6,668,388
Medical Equipment – 0.9%
Thermo Fisher Scientific, Inc.	2,400	1,364,928

Property & Casualty Insurance – 2.8%
W R Berkley Corp.	52,700	4,056,319

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

		Shares	Value
COMMON STOCKS – 94.3% (Continued)

Rail Transportation – 1.3%
Canadian Pacific Kansas City Ltd.		24,800	$1,945,064

Real Estate Operating Companies – 0.4%
DigitalBridge Group, Inc.		38,200	628,008

Renewable Electricity – 1.0%
NextEra Energy Partners LP		49,000	1,389,640

Semiconductors – 3.7%
Broadcom, Inc.		4,080	5,305,102

Thrifts & Mortgage Finance – 0.3%
HMN Financial, Inc.		22,485	447,452

Transaction & Payment Processing – 4.0%
Fiserv, Inc.(a)		38,000	5,801,460
TOTAL COMMON STOCKS
(Cost $122,205,990)			137,010,183

		Par
CORPORATE BONDS – 0.3%

Renewable Electricity – 0.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024(b)		495,000	494,081
TOTAL CORPORATE BONDS
(Cost $493,390)			494,081

	Notional Amount
TOTAL MISCELLANEOUS SECURITIES – 0.2%(c)(d)(f)
(Cost $200,667)	6,833,250		336,775

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.5%

Money Market Funds – 3.5%
MSILF Treasury Portfolio – Class Institutional, 5.15%(e)	5,051,683	$5,051,683
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,051,683)		5,051,683
TOTAL INVESTMENTS – 98.3%
(Cost $127,951,730)		142,892,722
Other Assets in Excess of Liabilities – 1.7%		2,399,953
TOTAL NET ASSETS – 100.0%		$145,292,675

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
NV – Naamloze Vennootschap
PLC – Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $494,082 or 0.3% of the Fund’s net assets.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(f)	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – (37.2)%

Agricultural & Farm Machinery – (0.8)%
Deere & Co.	(2,900)	$(1,135,089)

Apparel, Accessories & Luxury – (1.5)%
Columbia Sportswear Co.	(27,100)	(2,157,973)

Asset Management & Custody Banks – (4.7)%
Ares Management Corp. – Class A	(11,000)	(1,463,990)
BlackRock, Inc.	(2,600)	(1,962,064)
Blackstone, Inc.	(17,500)	(2,040,675)
Cohen & Steers, Inc.	(19,000)	(1,306,820)
		(6,773,549)
Communications Equipment – (1.4)%
Cisco Systems, Inc.	(43,500)	(2,043,630)

Construction & Engineering – (1.0)%
Comfort Systems USA, Inc.	(4,500)	(1,392,345)

Data Processing & Outsourced Services – (1.4)%
Paychex, Inc.	(17,500)	(2,079,175)

Diversified Support Services – (1.5)%
Vestis Corp.	(117,000)	(2,155,140)

Education Services – (1.0)%
Duolingo, Inc.	(6,500)	(1,467,375)

Electrical Components & Equipment – (1.4)%
Rockwell Automation, Inc.	(7,600)	(2,059,296)

Electronic Components – (1.0)%
Littelfuse, Inc.	(6,000)	(1,383,840)

Electronic Equipment & Instruments – (1.5)%
Badger Meter, Inc.	(12,000)	(2,195,040)

Financial Exchanges & Data – (0.8)%
MSCI, Inc.	(2,500)	(1,164,475)

Food & Beverage – (1.6)%
Anheuser-Busch InBev NV – ADR	(38,500)	(2,296,910)

Footwear – (0.8)%
Deckers Outdoor Corp.	(1,500)	(1,227,705)

General Merchandise Stores – (0.9)%
Ollie’s Bargain Outlet Holdings, Inc.	(18,300)	(1,338,462)

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – (37.2)% (Continued)

Industrial Machinery – (1.4)%
Snap-on, Inc.	(7,600)	$(2,036,496)

Internet & Direct Marketing Retail – (1.0)%
eBay, Inc.	(28,392)	(1,463,324)

Investment Banking & Brokerage – (0.8)%
Charles Schwab Corp.	(16,400)	(1,212,780)

Leisure Products – (0.9)%
Brunswick Corp.	(16,600)	(1,338,624)

Pharmaceuticals – (1.4)%
Pfizer, Inc.	(79,000)	(2,023,980)

Restaurants – (2.5)%
Chipotle Mexican Grill, Inc.	(500)	(1,579,800)
McDonald’s Corp.	(7,700)	(2,102,408)
		(3,682,208)
Semiconductor Equipment – (0.9)%
Kulicke & Soffa Industries, Inc.	(27,100)	(1,254,188)

Specialized Consumer Services – (1.0)%
Service Corp. International/US	(19,923)	(1,428,678)

Specialized REITs – (1.5)%
Equinix, Inc.	(3,000)	(2,133,330)

Specialty Chemicals – (0.9)%
PPG Industries, Inc.	(9,700)	(1,251,300)

Specialty Stores – (0.7)%
Five Below, Inc.	(7,200)	(1,053,648)

Technology Hardware, Storage & Peripherals – (1.4)%
Apple, Inc.	(11,800)	(2,009,894)

Trading Companies & Distributors – (0.8)%
Watsco, Inc.	(2,700)	(1,208,844)

Trucking – (0.7)%
Landstar System, Inc.	(5,900)	(1,029,019)
TOTAL COMMON STOCKS
(Proceeds $55,650,676)		(53,996,317)

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at April 30, 2024 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS – (13.0)%
Invesco QQQ Trust Series 1	(17,000)	$(7,218,030)
SPDR S&P 500 ETF Trust	(14,350)	(7,203,413)
VanEck Semiconductor ETF	(21,000)	(4,495,890)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $18,805,166)		(18,917,333)
TOTAL SECURITIES SOLD SHORT – (50.2)%
(Proceeds $74,455,842)		$(72,913,650)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost $127,951,730)	$142,892,722
Deposit at broker	73,306,779
Restricted cash	128,396
Receivables:
Investment securities sold	2,335,967
Fund shares sold	590,487
Prepaid expenses	31,259
Total assets	219,285,610

LIABILITIES:
Securities sold short, at value (proceeds $74,455,842)	72,913,650
Payables:
Investment securities purchased	730,000
Investment advisory fees	143,666
Fund shares redeemed	119,754
Sub-transfer agent fees	25,853
Dividends and interest	15,213
Audit fees	10,110
Distribution fees	5,567
Custody fees	4,682
Fund administration fees	4,637
Fund accounting fees	3,485
Transfer agent fees	3,369
Chief Compliance Officer fees	505
Other accrued expenses	12,444
Total liabilities	73,992,935
NET ASSETS	$145,292,675

NET ASSETS CONSIST OF:
Paid-in capital	$130,557,019
Total distributable (accumulated) earnings (losses)	14,735,656
NET ASSETS	$145,292,675

Net Asset Value (unlimited shares authorized):
Investor Class (unlimited shares authorized):
Net assets	$4,065,564
Shares issued (unlimited number of shares authorized without par value)	304,882
Net asset value, offering price, and redemption price per share	$13.33

Institutional Class (unlimited shares authorized):
Net assets	$141,227,111
Shares issued (unlimited shares authorized without par value)	10,424,303
Net asset value, offering price, and redemption price per share	$13.55

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $-3,192)	$646,089
Interest	1,974,190
Total investment income	2,620,279

EXPENSES:
Investment advisory fees	948,481
Dividend expenses	315,852
Sub-transfer agent fees	65,897
Fund administration fees	52,398
Fund accounting fees	32,200
Registration expenses	19,571
Transfer agent fees	17,051
Audit fees	11,710
Custody fees	11,007
Trustees fees	10,456
Miscellaneous expenses	9,315
Chief Compliance Officer fees	9,028
Reports to shareholders	7,921
Tax fees	7,228
Legal fees	6,866
Distribution fees – Retail Class	5,250
Insurance expenses	2,799
Total expenses	1,533,030
Less: fees waived	(115,703)
Net expenses	1,417,327
Net investment income (loss)	$1,202,952

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS & SECURITIES SOLD SHORT
Net realized gain (loss) on transactions from:
Investments	955,838
Securities sold short	(272,476)
Total net realized gain on transactions	683,362
Net change in unrealized appreciation/depreciation on:
Investments	10,862,399
Securities sold short	(991,592)
Total net change in unrealized appreciation/depreciation	9,870,807
Net realized and unrealized gain (loss) on investments	10,554,169
Net increase (decrease) in net assets resulting from operations	$11,757,121

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,202,952	$4,516,837
Net realized gain (loss) on investments	955,838	4,187,671
Net realized gain (loss) on securities sold short	(272,476)	(272,476)
Net realized gain (loss) on options written	—	—
Change in net unrealized appreciation/depreciation on investments	10,862,399	(3,057,396)
Change in net unrealized appreciation/depreciation on options written	—	—
Change in net unrealized appreciation/depreciation on securities sold short	(991,592)	(1,577,091)
Net increase (decrease) in net assets resulting from operations	11,757,121	3,797,545
DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Investor Class	(125,578)	(425,403)
Net distributions to shareholders – Institutional Class	(4,316,226)	(12,831,890)
Total distributions to shareholders	(4,441,804)	(13,257,293)
CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares – Investor Class [1]	(708,198)	(1,675,987)
Increase (decrease) in net assets derived from
net change in outstanding shares – Institutional Class [1]	(3,990,136)	(37,362,439)
Total increase (decrease) in net assets from capital share transactions	(4,698,334)	(39,038,426)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,616,983	(48,498,174)
NET ASSETS
Beginning of year	142,675,692	191,173,866
End of year	$145,292,675	$142,675,692

[1]	Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
Investor Class:	Shares	Amount	Shares	Amount
Shares sold	24,726	$316,052	200,677	$2,496,128
Shares issued in reinvestment of distributions	9,884	123,947	33,535	418,852
Shares redeemed [2]	(89,626)	(1,148,197)	(374,079)	(4,590,967)
Net increase (decrease)	(55,016)	$(708,198)	(139,867)	$(1,675,987)

[2]	Net of redemption fees of $4 and $24, respectively.

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	928,804	$12,355,954	2,708,033	$34,908,972
Shares issued in reinvestment of distributions	326,480	4,152,831	980,252	12,429,594
Shares redeemed [3]	(1,567,683)	(20,498,921)	(6,786,406)	(84,701,005)
Net increase (decrease)	(312,399)	$(3,990,136)	(3,098,121)	$(37,362,439)

[3]	Net of redemption fees of $140 and $684, respectively.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Investor Class
	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$12.64	$13.12	$14.05	$12.50	$12.38	$11.43

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.10	0.30	0.05	0.14	0.16	(0.02)
Net realized and unrealized
gain (loss) on investments	0.96	0.07	(0.68)	1.64	(0.04)	1.04
Total from investment operations	1.06	0.37	(0.63)	1.78	0.12	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.09)	(0.08)	(0.23)	—	—
From net realized gain	—	(0.76)	(0.22)	—	—	(0.07)
Total distributions	(0.37)	(0.85)	(0.30)	(0.23)	—	(0.07)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$13.33	$12.64	$13.12	$14.05	$12.50	$12.38

Total return	8.56%	2.92%	(4.60)%	14.48%	0.97%	8.86%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$4.1	$4.5	$6.6	$7.3	$6.1	$6.9
Portfolio turnover rate	6%	303%	253%	101%	136%	59%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived [3]	2.42%	2.38%	2.39%	2.20%	2.33%	2.69%
After fees waived [3]	2.25%	2.22%	2.26%	2.06%	2.03%	2.57%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived [4]	1.33%	2.26%	0.24%	0.86%	1.08	(0.32)%
After fees waived [4]	1.50%	2.42%	0.36%	0.99%	1.38	(0.20)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.96% before fees waived and 1.80% after fees waived for the year ended April 30, 2024
1.96% before fees waived and 1.80% after fees waived for the year ended October 31, 2023
1.92% before fees waived and 1.80% after fees waived for the year ended October 31, 2022
2.09% before fees waived and 1.80% after fees waived for the year ended October 31, 2021
2.10% before fees waived and 1.80% after fees waived for the year ended October 31, 2020
2.07% before fees waived and 1.95% after fees waived for the year ended October 31, 2019
[4]	The net investment income (loss) ratios include dividends and interest on securities sold short.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class
	Six Months
	Ended
	April 30,
	2024	Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$12.86	$13.34	$14.27	$12.70	$12.55	$11.56

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.11	0.34	0.09	0.17	0.20	0.01
Net realized and unrealized
gain (loss) on investments	0.99	0.07	(0.70)	1.67	(0.05)	1.05
Total from investment operations	1.10	0.41	(0.61)	1.84	0.15	1.06

LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.13)	(0.10)	(0.27)	(0.00)[2]	—
From net realized gain	—	(0.76)	(0.22)	—	—	(0.07)
Total distributions	(0.41)	(0.89)	(0.32)	(0.27)	(0.00)[2]	(0.07)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$13.55	$12.86	$13.34	$14.27	$12.70	$12.55

Total return	8.70%	3.24%	(4.41)%	14.83%	1.21%	9.10%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$141.2	$138.1	$184.6	$137.5	$116.7	$118.3
Portfolio turnover rate	6%	303%	253%	101%	136%	59%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived and expenses absorbed [3]	2.17%	2.13%	2.15%	1.95%	2.07%	2.44%
After fees waived and expenses absorbed [3]	2.00%	1.97%	2.03%	1.81%	1.77%	2.32%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed [4]	1.55%	2.51%	0.56%	1.11%	1.30%	(0.06)%
After fees waived and expenses absorbed [4]	1.71%	2.67%	0.68%	1.25%	1.60%	0.06%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratio excluding dividends and interest on securities sold short were as follows:
1.71% before fees waived and 1.55% after fees waived for the year ended April 30, 2024
1.71% before fees waived and 1.55% after fees waived for the year ended October 31, 2023
1.84% before fees waived and 1.55% after fees waived for the year ended October 31, 2022
1.84% before fees waived and 1.55% after fees waived for the year ended October 31, 2021
1.85% before fees waived and 1.55% after fees waived for the year ended October 31, 2020
1.82% before fees waived and 1.70% after fees waived for the year ended October 31, 2019
[4]	The net investment income (loss) ratios include dividends and interest on securities sold short.

The accompanying notes are an integral part of these financial statements.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Otter Creek Long/Short Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “Financial Services-Investment Companies.” The Fund commenced operations on December 30, 2013.

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Otter Creek Advisors, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of April 30, 2024. See the Schedules of Investments and Securities Sold Short for industry breakouts.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$137,010,183	$—	$—	$137,010,183
Corporate Bonds	—	494,081	—	494,081
Miscellaneous Securities	—	336,775	—	336,775
Short-Term Investments	5,051,683	—	—	5,051,683
Total Investments in Securities	$142,061,866	$830,856	$—	$142,892,722

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$53,996,317	$—	$—	$53,996,317
Exchange Traded Funds	18,917,333	—	—	18,917,333
Total Securities Sold Short	$72,913,650	$—	$—	$72,913,650

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices. The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Advisor has nominated a Derivative Risk Manager.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

Statement of Assets and Liabilities
Values of derivative instruments as of April 30, 2024:

	Asset Derivatives as of April 30, 2024		Liability Derivatives as of April 30, 2024

Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Put Options Purchased	Investments in securities, at value	$336,775	None	$ —
Total		$336,775		$ —

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2024:

Change in
Unrealized
		Realized	Appreciation/
		Gain (Loss)	Depreciation
		on Derivatives	on Derivatives
	Location of Gain (Loss) on	Recognized	Recognized
Instruments	Derivatives Recognized in Income	in Income	in Income
Equity Contracts:
Put Options Purchased	Realized and unrealized gain (loss) on investments,
	securities sold short, & options written	$(2,670,341)	$470,747
Total		$(2,670,341)	$470,747

The average absolute notional value of options purchased and written during the six months ended April 30, 2024 was $47,622,763.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of the most recent fiscal year ended October 31, 2023, the Fund did not have late year losses. As of the most recent fiscal ear ended October 31, 2023, the Fund had short-term capital loss carry-forwards of $273,125 available for federal income tax purpose, which do not expire and retain their original character.

As of April 30, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Restricted Cash. Restricted cash represents cash committed as collateral for securities sold short. Such cash is isolated from cash held in the Fund’s custody account in the Statement of Assets and Liabilities. See Note 2, part I, for more information on securities sold short.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities or closing transactions of securities sold short, are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs and REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund is normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Securities Sold Short. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such dividend amounts are recorded on the ex-dividend date as a dividend expense.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral is equal to the current market value of the securities sold short.

J.
Options Contracts. The Fund may invest in options contracts that may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Options are non- income producing securities.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

K.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

L.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 202203 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate- related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. The Financial Accounting Standards Board (“FASB”) approved an (optional) 2-year extension, until December 31, 2024, for temporary relief of transitioning away from the LIBOR. LIBOR is set to expire June 30, 2023. Companies were initially provided temporary relief through December 31, 2022 to update contracts moving away from LIBOR.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

M.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Otter Creek Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. The Advisor, has contractually agreed to lower its management fee from 1.50% to 1.35% of the Fund’s average daily net assets. This contractual waiver is in effect until February 28, 2025, and may not be terminated without the approval of the Board. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. For the six months ended April 30, 2024, the advisory fees incurred are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the Fund’s annual expense ratio before dividends and interest on short positions and excluding Rule 12b-1 fees and any class-specific expenses to 1.55% of the Fund’s average daily net assets. The contract’s term is indefinite, will remain in effect until at least February 28, 2025, and may be terminated only by the Board. For the six months ended April 30, 2024, the fees waived are disclosed in the Statement of Operations. Amounts due from the Advisor are paid monthly to the Fund, if applicable.

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

At April 30, 2024, the Advisor may recapture a portion of the above amount no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement.

Years of Expiration	Amount
October 31, 2024	$124,039
October 31, 2025	200,754
October 31, 2026	281,304
April 30, 2027	115,703
$721,800

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2024, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund’s Investor Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of that class. No distribution fees are paid by the Institutional Class. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Fees paid by the Fund to the Distributor for the six months ended April 30, 2024, are disclosed in the Statement of Operations.

The Fund has entered into sub-transfer agent arrangements (“Arrangements”), for sub-transfer agent fees paid to third- party intermediaries, with respect to the Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2024, sub-transfer agent fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2024, were as follows:

Purchases at Cost	Sales/Maturity Proceeds
$7,849,252	$237,093,903

For the six months ended April 30, 2024, the cost of purchases and proceeds from long-term U.S. Government securities, were as follows:

Purchases at Cost	Sales/Maturity Proceeds
$14,021,875	$28,132,852

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2024 and year ended October 31, 2023, was as follows:

	2024	2023
Ordinary income	$4,441,804	$4,607,109
Long-term capital gain [1]	—	8,650,184
	$4,441,804	$13,257,293

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Otter Creek Long/Short Opportunity Fund

NOTES TO THE FINANCIAL STATEMENTS – April 30, 2024 (Unaudited) (Continued)

As of the most recent fiscal year ended October 31, 2023, the components of distributable earnings on a tax basis were as follows 2:

Cost of investments	$76,307,350
Gross tax unrealized appreciation	11,452,836
Gross tax unrealized depreciation	(7,729,584)
Gross tax unrealized appreciation (depreciation)	3,723,252
Undistributed ordinary income	3,970,212
Undistributed long-term capital gain	—
Total distributable earnings	3,970,212
Other accumulated gains (losses)	(273,125)
Total distributable (accumulated) earnings (losses)	$7,420,339

[2]	The difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Loan activity for the six months ended April 30, 2024 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2023	—
Average interest rate	—

Interest expense for the six months ended April 30, 2024, is disclosed in the Statement of Operations, if applicable.

Otter Creek Long/Short Opportunity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 – April 30, 2024).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, Fund Services charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory, fund accounting, fund administration, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [1]
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024
Investor Class
Actual	$1,000.00	$1,022.50	$43.04
Hypothetical (5% annual return before expenses)	1,000.00	982.30	42.19

[1]
The actual expenses are equal to the annualized expense ratio of 2.25% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period [2]
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024
Institutional Class
Actual	$1,000.00	$1,020.00	$43.69
Hypothetical (5% annual return before expenses)	1,000.00	981.60	42.86

[2]
The actual expenses are equal to the annualized expense ratio of 2.00% (reflecting fees waivers in effect), multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

Otter Creek Long/Short Opportunity Fund

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.ottercreekfunds.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (855) 681-5261.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 681-5261. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.ottercreekfunds.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to conserve resources, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (855) 681-5261 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that were made to the distribution of the annual and semi-annual reports effective January 1, 2021.

Otter Creek Long/Short Opportunity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Otter Creek Advisors, LLC
11300 US Highway 1, Suite 500
Palm Beach Gardens, FL 33408

Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, NY 10020

Fund Information

Fund	Symbol	CUSIP
Otter Creek Long/Short Opportunity Fund – Investor Class	OTCRX	74316J334
Otter Creek Long/Short Opportunity Fund – Institutional Class	OTTRX	74316J342

(b)   Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    July 8, 2024

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    July 8, 2024

* Print the name and title of each signing officer under his or her signature.